FAIR VALUE MEASUREMENTS (Details) - USD ($)	Jun. 30, 2021	Jan. 15, 2021
FAIR VALUE MEASUREMENTS
Fair Value, Concentration of Risk, Federal Funds Sold and Securities Borrowed or Purchased under Agreements to Resell	$ 1.74	$ 1.54